COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum lease payments for non-cancelable operating leases	Future minimum lease payments for non-cancelable operating leases as of December 31, 2017 are as follows:
In millions of $	As of December 31, 2017

Year 2018	2.8
Year 2019	1.2
Year 2020	0.4

Total	4.4